Supplement dated February 3, 2017
to the Statement of Additional Information (the SAI), as supplemented, dated June 21, 2016, for the following funds (each a
Fund and together the Funds):
Fund
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio (VP) - Managed Volatility (MV) Moderate Growth Fund
Columbia Variable Portfolio (VP) - Mid Cap Growth Fund
Columbia Variable Portfolio (VP) - U.S. Equities Fund
The information under the subsection "The Investment Manager and Subadvisers — Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Funds has been superseded and replaced with the following:
Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
Information is as of December 31, 2015, unless otherwise noted
VP – Mid Cap Growth Fund	George Myers	1 RICs 2 PIVs 9 other accounts	$1.99 billion $263.23 million $15.69 million	None	Columbia Management	Columbia Management
	Brian Neigut	1 RIC 2 PIVs 8 other accounts	$1.98 billion $263.23 million $15.04 million
	William Chamberlain	1 RIC 1 PIV 5 other accounts	$1.99 billion $258.49 million $14.87 million
VP – MV Moderate Growth Fund	Jeffrey Knight	23 RICs 2 PIVs 5 other accounts	$54.74 billion $20.43 million $8.59 million	None	Columbia Management - FoF	Columbia Management
	Anwiti Bahuguna	18 RICs 21 PIVs 17 other accounts	$53.72 billion $2.09 billion $119.64 million
	David Weiss	8 other accounts	$765,000.00
	Brian Virginia	10 RICs 9 other accounts	$47.97 billion $2.63 million
VP – U.S. Equities Fund	Columbia Management Peter Albanese(h)	7 RICs 3 PIVs 37 other accounts	$12.29 billion $134.69 million $5.53 billion	None	Columbia Management	Columbia Management
	Brian Condon	21 RICs 2 PIVs 22 other accounts	$12.09 billion $134.13 million $5.00 billion
	Jarl Ginsberg	4 RICs 14 other accounts	$2.92 billion $40.56 million
	Christian Stadlinger	4 RICs 11 other accounts	$2.92 billion $44.23 million
	David Hoffman	3 RICs 2 PIVs 7 other accounts	$3.94 billion $268.42 million $54.20 million
	Columbia WAM: William J. Doyle	3 RICs 9 other accounts	$1.94 billion $3.30 million	None	Columbia WAM	Columbia WAM
	Matt Litfin(c)	4 RICs 8 other accounts	$7.94 billion $852.16 million
S-6466-282 A (1/17)

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of March 31, 2016.
(h)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of December 31, 2016.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-282 A (1/17)
2